Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Employee Benefits (Details)	12 Months Ended
Dec. 31, 2025 Age
Puerto Rico [Member]
Employee Benefits [Abstract]
Pension benefit , age at retirement plus accumulated years of service	85
Pension benefit, minimum years of service	9 months
Pension benefit, maximum years of service	12 months
Brazil [Member]
Employee Benefits [Abstract]
Monthly contributions to pension fund	17.50%